DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	Dec. 31, 2021 USD ($)
Fair Value Of Derivative Instrument	$ 8,256,309
Total Services Revenues
Fair Value Of Derivative Instrument	3,057,026
Auctus Convertible Promissory Notes
Fair Value Of Derivative Instrument	4,042,910
Warrants Issued with the Derivative Instruments
Fair Value Of Derivative Instrument	$ 985,884